Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Derivative Instruments and Hedges, Assets [Abstract]
Financial Instruments

9. Financial Instruments

The Company is exposed to various market risks, including changes in interest rates, foreign currency and raw material (commodity) prices. To manage risks associated with the volatility of these natural business exposures, the Company enters into interest rate, commodity and foreign currency derivative agreements, as well as copper and aluminum forward pricing agreements. The Company does not purchase or sell derivative instruments for trading purposes. The Company does not engage in derivative contracts for which a lack of marketplace quotations would necessitate the use of fair value estimation techniques.

As of March 28, 2014 and December 31, 2013, there were no outstanding interest rate swaps. In the three months ended March 29, 2013, the Company utilized interest rate swaps to manage its interest expense exposure by fixing its interest rate on a portion of the Company’s floating rate debt. The Company did not provide or receive any collateral specifically for these contracts.

The Company enters into commodity instruments to hedge the purchase of copper, aluminum and lead in future periods and foreign currency exchange contracts principally to hedge the currency fluctuations in certain transactions denominated in foreign currencies, thereby reducing the Company’s risk that would otherwise result from changes in exchange rates. Principal transactions hedged during the year were firm sales and purchase commitments. The fair value of foreign currency contracts represents the amount required to enter into offsetting contracts with similar remaining maturities based on quoted market prices.

As of March 28, 2014 and December 31, 2013, there were no derivatives that were designated as cash flow hedges. In the three months ended March 29, 2013, the Company accounted for certain commodity instruments and foreign currency exchange contracts as cash flow or economic hedges. Changes in the fair value of derivatives that are designated as cash flow hedges are recorded in other comprehensive income and reclassified to the income statement when the effects of the items being hedged are realized. Changes in the fair value of economic hedges are recognized in current period earnings.

Fair Value of Derivatives Instruments

The notional amounts and fair values of derivatives not designated as cash flow hedges at March 28, 2014 and December 31, 2013 are shown below (in millions).

	March 28, 2014			December 31, 2013
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Asset (1)	Liability (2)		Asset (1)	Liability (2)
Derivatives not designated as cash flow hedges:
Commodity futures	$122.4	$0.8	$12.0	$173.7	$1.2	$7.6
Foreign currency exchange	235.4	2.2	4.4	223.2	6.0	1.7

		$3.0	$16.4		$7.2	$9.3

(1)	Balance recorded in “Prepaid expenses and other” and “Other non-current assets”
(2)	Balance recorded in “Accrued liabilities” and “Other liabilities”

As of March 28, 2014 and December 31, 2013, all financial instruments held by the Company were subject to enforceable master netting arrangements held by various financial institutions. In general, the terms of our agreements provide that in the event of an early termination the counterparties have the right to offset amounts owed or owing under that and any other agreement with the same counterparty. The Company’s accounting policy is to not offset these positions in the Condensed Consolidated Balance Sheet. As of March 28, 2014 and December 31, 2013, the net positions of the enforceable master netting agreements are not significantly different from the gross positions noted in the table above. Depending on the extent of an unrealized loss position on a derivative contract held by the Company, certain counterparties may require collateral to secure the Company’s derivative contract position. As of March 28, 2014 and December 31, 2013, there were no contracts held by the Company that required collateral to secure the Company’s derivative positions.

For the derivative instruments that were designated and qualified as cash flow hedges at March 29, 2013, the effective portion of the unrealized gain and loss on the derivative is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings, which generally occurs over periods of less than one year. Gain and loss on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

	Three Fiscal Months Ended March 29, 2013
(in millions)	Amount of Comprehensive Income (Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Recognized in Income on the Ineffective Portion (1)	Location
Derivatives designated as cash flow hedges:
Interest rate swaps	$0.1	$—	$—	Interest expense
Commodity futures	(1.3)	(0.3)	—	Cost of sales
Foreign currency exchange	—	—	—	Other income (expense)

	$(1.2)	$(0.3)	$—

(1)	The ineffective portion and the amount excluded from effectiveness testing for all derivatives designated as cash flow hedges is recognized in other income and expense.

For derivative instruments that are not designated as cash flow hedges, the unrealized gain or loss on the derivatives is reported in current earnings. For the three fiscal months ended March 28, 2014 and March 29, 2013, the Company recorded a loss of $14.6 million and $10.1 million, respectively, for derivative instruments not designated as cash flow hedges in other income (expense). No pre-tax gain or loss is expected to be reclassified into earnings from other comprehensive income in the next twelve months.

Other Forward Pricing Agreements

In the normal course of business, the Company enters into forward pricing agreements for the purchase of copper and aluminum for delivery in a future month to match certain sales transactions. The Company accounts for these forward pricing arrangements under the “normal purchases and normal sales” scope exception because these arrangements are for purchases of copper and aluminum that will be delivered in quantities expected to be used by the Company over a reasonable period of time in the normal course of business. For these arrangements, it is probable at the inception and throughout the life of the arrangements that the arrangements will not settle net and will result in physical delivery of the inventory. At March 28, 2014 and December 31, 2013, the Company had $29.3 million and $10.1 million, respectively, of future copper and aluminum purchases that were under forward pricing agreements. At March 28, 2014 and December 31, 2013, the fair value of these arrangements was $27.8 million and $10.6 million, respectively, and the Company had an unrealized loss of $1.5 million and an unrealized gain of $0.5 million, respectively, related to these transactions. The Company expects the unrealized losses under these agreements to offset firm sales price commitments with customers. Depending on the extent of the unrealized loss position on certain forward pricing agreements, certain counterparties may require collateral to secure the Company’s forward purchase agreements. There were no funds posted as collateral as of March 28, 2014 or December 31, 2013.

10. Financial Instruments

The Company is exposed to various market risks, including changes in interest rates, foreign currency and raw material (commodity) prices. To manage risks associated with the volatility of these natural business exposures the Company enters into interest rate, commodity and foreign currency derivative agreements, as well as copper and aluminum forward pricing agreements. The Company does not purchase or sell derivative instruments for trading purposes. The Company does not engage in derivative contracts for which a lack of marketplace quotations would necessitate the use of fair value estimation techniques.

In 2013 the Company repaid the outstanding obligations of the Spanish Term Loans. The Company utilized interest rate swaps to manage its interest expense exposure by fixing its interest rate on portions of the Company’s floating rate debt. The Company had entered into interest rate swaps on the Company’s Spanish Term Loans, as discussed in Note 9—Long-Term Debt. The Company did not provide or receive any collateral specifically for these contracts. The fair value of these financial derivatives which are designated as and qualify as cash flow hedges are based on quoted market prices which reflect the present values of the difference between estimated future variable-rate receipts and future fixed-rate payments.

The Company enters into commodity instruments to hedge the purchase of copper, aluminum and lead in future periods and foreign currency exchange contracts principally to hedge the currency fluctuations in certain transactions denominated in foreign currencies, thereby limiting the Company’s risk that would otherwise result from changes in exchange rates. Principal transactions hedged during the year were firm sales and purchase commitments. The fair value of foreign currency contracts represents the amount required to enter into offsetting contracts with similar remaining maturities based on quoted market prices.

We account for these commodity instruments and foreign currency exchange contracts as cash flow or economic hedges. Changes in the fair value of derivatives that are designated as cash flow hedges are recorded in other comprehensive income and reclassified to the income statement when the effects of the items being hedged are realized. There are no derivatives that are designated as cash flow hedges at December 31, 2013. Changes in the fair value of economic hedges are recognized in current period earnings.

Fair Value of Derivatives Instruments

The notional amounts and fair values of derivatives designated as cash flow hedges and derivatives not designated as cash flow hedges at December 31, 2013 and December 31, 2012 are shown below (in millions).

	December 31, 2013			December 31, 2012
	Notional	Fair Value		Notional	Fair Value
(in millions)	Amount	Asset (1)	Liability (2)	Amount	Asset (1)	Liability (2)
Derivatives designated as cash flow hedges:
Interest rate swaps	$—	$—	$—	$15.3	$—	$0.2
Commodity futures	—	—	—	22.8	0.2	1.1
Foreign currency exchange	—	—	—	60.7	0.4	0.6

		$—	$—		$0.6	$1.9

(in millions)
Derivatives not designated as cash flow hedges:
Commodity futures	$173.7	$1.2	$7.6	$206.0	$3.3	$4.9
Foreign currency exchange	223.2	$6.0	1.7	253.7	3.2	3.3

		$7.2	$9.3		$6.5	$8.2

(1)	Balance recorded in “Prepaid expenses and other” and “Other non-current assets”
(2)	Balance recorded in “Accrued liabilities” and “Other liabilities”

As of December 31, 2013 and December 31, 2012, all financial instruments held by the Company were subject to enforceable master netting arrangements held by various financial institutions. In general, the terms of our agreements provide that in the event of an early termination the counterparties have the right to offset amounts owed or owing under that and any other agreement with the same counterparty. The Company’s accounting policy is to not offset these positions in the Consolidated Balance Sheet. As of December 31, 2013 and December 31, 2012 the net positions of the enforceable master netting agreements are not significantly different from the gross positions noted in the table above. Depending on the extent of an unrealized loss position on a derivative contract held by the Company, certain counterparties may require collateral to secure the Company’s derivative contract position. As of December 31, 2013 there were no contracts held by the Company that required collateral to secure the Company’s derivative liability positions. As of December 31, 2012 there were contracts held by the Company that required $0.7 million in collateral to secure the Company’s derivative liability positions.

For the above derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the unrealized gain and loss on the derivative is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings, which generally occurs over periods of less than one year. Gain and loss on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

	Year ended December 31, 2013
(in millions)	Effective portion recognized in Accumulated OCI Gain / (Loss)	Reclassified from Accumulated OCI Gain / (Loss)	Ineffective portion and amount excluded from effectiveness testing Gain / (Loss)[1]	Location
Derivatives designated as cash flow hedges:
Interest rate swaps	$0.1	$(0.1)	$—	Interest Expense
Commodity futures	(1.3)	(1.9)	—	Cost of Sales

Total	$(1.2)	$(2.0)	$—

	Year ended December 31, 2012
(in millions)	Effective portion recognized in Accumulated OCI Gain / (Loss)	Reclassified from Accumulated OCI Gain / (Loss)	Ineffective portion and amount excluded from effectiveness testing Gain / (Loss) (1)	Location
Derivatives designated as cash flow hedges:
Interest rate swaps	$0.3	$—	$—	Interest Expense
Commodity futures	4.8	(3.3)	(0.3)	Cost of Sales
Foreign currency exchange	(0.2)	(1.1)	—	Other income / (expense)

Total	$4.9	$(4.4)	$(0.3)

(1)	The ineffective portion and the amount excluded from effectiveness testing for all derivatives designated as cash flow hedges is recognized in other income and expense.

For derivative instruments that are not designated as cash flow hedges the unrealized gain or loss on the derivatives is reported in current earnings. For the year ended December 31, 2013, the Company recorded a loss of $20.1 million for derivative instruments not designated as cash flow hedges in other income (expense). For the year ended December 31, 2012, the Company recorded a gain of $3.0 million for derivative instruments not designated as cash flow hedges in other income (expense). No pre-tax gains or losses are expected to be reclassified into earnings from other comprehensive income during 2014.

Other Forward Pricing Agreements

In the normal course of business, General Cable enters into forward pricing agreements for the purchase of copper and aluminum for delivery in a future month to match certain sales transactions. The Company accounts for these forward pricing arrangements under the “normal purchases and normal sales” scope exemption because these arrangements are for purchases of copper and aluminum that will be delivered in quantities expected to be used by the Company over a reasonable period of time in the normal course of business. For these arrangements, it is probable at the inception and throughout the life of the arrangements that the arrangements will not settle net and will result in physical delivery of the inventory. At December 31, 2013 and 2012, General Cable had $10.1 million and $37.7 million, respectively, of future copper and aluminum purchases that were under forward pricing agreements. At December 31, 2013 and 2012, General Cable had an unrealized gain of $0.5 million and an unrealized gain of $0.3 million, respectively, related to these transactions. The fair market value of the forward pricing agreements was $10.6 million and $38.0 million at December 31, 2013 and 2012, respectively. General Cable expects the unrealized losses under these agreements to offset firm sales price commitments with customers. Depending on the extent of the unrealized loss position on certain forward pricing agreements, certain counterparties may require collateral to secure the Company’s forward purchase agreements. There were no funds posted as collateral as of December 31, 2013 or 2012.